UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22380

Investment Company Act File Number

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Bond and Option Strategies Fund

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 93.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.2%
Vermont Municipal Bond Bank, 4.00%, 12/1/17(1)	$2,515	$2,796,001
Vermont Municipal Bond Bank, 5.00%, 12/1/19	705	825,907

		$3,621,908

Education — 2.2%
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 10/15/20	$2,000	$2,392,020
New York State Dormitory Authority, 5.00%, 7/1/21	1,000	1,181,560

		$3,573,580

Electric Utilities — 0.7%
North Carolina Municipal Power Agency No.1, (Catawba Electric), 5.00%, 1/1/20	$1,000	$1,163,040

		$1,163,040

Escrowed/Prerefunded — 5.9%
Columbus, OH, Prerefunded to 7/1/14, 5.00%, 7/1/20	$1,000	$1,012,210
Harris County, TX, Flood Control District, Prerefunded to 10/1/14, 5.25%, 10/1/20	2,545	2,610,177
Maryland, Prerefunded to 8/1/19, 5.00%, 8/1/20	5,000	5,921,700

		$9,544,087

General Obligations — 52.2%
Alexandria, VA, 4.00%, 7/1/16	$2,980	$3,221,797
Arkansas, 5.00%, 6/15/21	5,000	5,979,450
Baltimore County, MD, 5.00%, 8/1/21	2,385	2,855,012
Beaufort County, SC, School District, 5.00%, 3/1/19	5,370	6,282,310
Bedford, MA, 4.00%, 8/15/16	1,380	1,495,644
Carrollton, TX, 3.00%, 8/15/15	100	103,842
Charleston County, SC, School District, 5.00%, 2/1/19	7,020	8,224,281
Florida Board of Education, 5.00%, 6/1/17	2,010	2,276,687
Florida Board of Education, 5.00%, 6/1/22	3,050	3,521,652
Frederick County, MD, 4.00%, 2/1/15	555	572,749
Georgia, 5.00%, 7/1/17	600	682,026
Georgia, 5.00%, 7/1/19	3,070	3,633,468
Hopkinton, MA, 4.00%, 7/15/16	240	258,804
Liberty Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	315	264,430
Maricopa County, AZ, Community College District, 3.00%, 7/1/18	1,605	1,730,912
Massachusetts, 5.50%, 10/1/15	400	431,892
New York, 5.00%, 4/15/15	500	525,730
North Carolina, 4.00%, 6/1/14	5,000	5,032,700
Pennsylvania Economic Development Financing Authority, (Unemployment Compensation Revenue), 5.00%, 7/1/18	5,000	5,804,050
Pennsylvania Economic Development Financing Authority, (Unemployment Compensation Revenue), 5.00%, 1/1/20	875	1,023,496
Richardson, TX, 5.00%, 2/15/18	2,890	3,324,107
St. Louis County, MO, Parkway C-2 School District, 4.00%, 3/1/20	1,700	1,916,189
Utah, 5.00%, 7/1/19(1)	3,300	3,907,497
Wake, NC, 5.00%, 3/1/21	2,000	2,393,020

Security	Principal Amount (000’s omitted)	Value
Washington, 5.00%, 8/1/21	$10,000	$11,881,000
Washington Suburban Sanitary District, MD, (Montgomery and Prince George’s Counties), 5.00%, 6/1/20	2,500	2,979,800
Wisconsin, 5.00%, 5/1/20	2,255	2,665,500
Wisconsin, 5.00%, 5/1/21	1,000	1,186,000

		$84,174,045

Hospital — 4.7%
Allen County, OH, Hospital Facilities (Catholic Health Partners), 5.00%, 9/1/20	$6,500	$7,497,165

		$7,497,165

Lease Revenue/Certificates of Participation — 3.9%
California Public Works Board, 5.00%, 9/1/20(2)	$4,470	$5,232,984
Orange County, FL, School Board, 5.00%, 8/1/16	500	549,360
Orange County, FL, School Board, 5.00%, 8/1/19	500	580,485

		$6,362,829

Special Tax Revenue — 0.8%
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/19	$1,160	$1,355,889

		$1,355,889

Transportation — 15.3%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/21	$1,350	$1,628,573
New York State Thruway Authority, 5.00%, 4/1/18(1)	20,000	23,023,200

		$24,651,773

Water and Sewer — 5.2%
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/22	$2,985	$3,417,944
Massachusetts Water Pollution Abatement Trust, 4.00%, 8/1/17	1,860	2,058,499
New York Environmental Facilities Corp., (Water Revenue-Sub-Revolving), 5.00%, 6/15/22	1,000	1,199,820
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/21	1,415	1,673,804

		$8,350,067

Total Tax-Exempt Municipal Securities — 93.1% (identified cost $146,045,914)		$150,294,383

Call Options Purchased — 0.0%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	143	$2,005	4/4/14	$358
S&P 500 Index	147	1,980	4/11/14	735
S&P 500 Index	141	2,005	4/19/14	1,058
S&P 500 Index	143	1,995	4/25/14	4,647
S&P 500 Index FLEX	145	2,002	4/2/14	—
S&P 500 Index FLEX	144	2,000	4/7/14	8
S&P 500 Index FLEX	146	1,990	4/9/14	61
S&P 500 Index FLEX	146	1,990	4/14/14	499
S&P 500 Index FLEX	146	2,000	4/16/14	557
S&P 500 Index FLEX	144	1,980	4/21/14	3,607
S&P 500 Index FLEX	142	1,995	4/23/14	2,695
S&P 500 Index FLEX	142	2,000	4/28/14	3,360

Total Call Options Purchased (identified cost $67,048)				$17,585

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	143	$1,705	4/4/14	$2,145
S&P 500 Index	147	1,650	4/11/14	3,675
S&P 500 Index	141	1,710	4/19/14	13,043
S&P 500 Index	143	1,690	4/25/14	18,232
S&P 500 Index FLEX	145	1,700	4/2/14	—
S&P 500 Index FLEX	144	1,685	4/7/14	65
S&P 500 Index FLEX	146	1,680	4/9/14	215
S&P 500 Index FLEX	146	1,670	4/14/14	1,266
S&P 500 Index FLEX	146	1,695	4/16/14	3,942
S&P 500 Index FLEX	144	1,660	4/21/14	4,803
S&P 500 Index FLEX	142	1,700	4/23/14	13,279
S&P 500 Index FLEX	142	1,700	4/28/14	23,807

Total Put Options Purchased (identified cost $407,239)				$84,472

Short-Term Investments — 10.2%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)			$16,473	$16,472,859

Total Short-Term Investments — 10.2% (identified cost $16,472,859)				$16,472,859

Total Investments — 103.4% (identified cost $162,993,060)				$166,869,299

Call Options Written — (0.5)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	143	$1,915	4/4/14	$(3,575)
S&P 500 Index	147	1,890	4/11/14	(86,730)
S&P 500 Index	141	1,915	4/19/14	(29,610)
S&P 500 Index	143	1,905	4/25/14	(95,095)
S&P 500 Index FLEX	145	1,912	4/2/14	(224)
S&P 500 Index FLEX	144	1,910	4/7/14	(15,057)
S&P 500 Index FLEX	146	1,900	4/9/14	(46,242)
S&P 500 Index FLEX	146	1,900	4/14/14	(79,920)
S&P 500 Index FLEX	146	1,910	4/16/14	(59,182)
S&P 500 Index FLEX	144	1,890	4/21/14	(172,019)
S&P 500 Index FLEX	142	1,905	4/23/14	(109,493)
S&P 500 Index FLEX	142	1,910	4/28/14	(109,122)

Total Call Options Written — (0.5)% (premiums received $1,248,331)				$(806,269)

Put Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	143	$1,795	4/4/14	$(8,580)
S&P 500 Index	147	1,740	4/11/14	(10,657)
S&P 500 Index	141	1,800	4/19/14	(56,400)
S&P 500 Index	143	1,780	4/25/14	(64,350)
S&P 500 Index FLEX	145	1,790	4/2/14	(7)
S&P 500 Index FLEX	144	1,775	4/7/14	(2,749)
S&P 500 Index FLEX	146	1,770	4/9/14	(5,125)
S&P 500 Index FLEX	146	1,760	4/14/14	(12,814)
S&P 500 Index FLEX	146	1,785	4/16/14	(31,196)
S&P 500 Index FLEX	144	1,750	4/21/14	(26,520)
S&P 500 Index FLEX	142	1,790	4/23/14	(63,638)
S&P 500 Index FLEX	142	1,790	4/28/14	(91,425)

Total Put Options Written — (0.2)% (premiums received $1,143,392)				$(373,461)

Other Assets, Less Liabilities — (2.7)%				$(4,368,121)

Net Assets — 100.0%				$161,321,448

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

PSF	-	Permanent School Fund

At March 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	16.9%
Others, representing less than 10% individually	76.2%

(1)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2014 was $6,339.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$162,506,742

Gross unrealized appreciation	$4,865,693
Gross unrealized depreciation	(503,136)

Net unrealized appreciation	$4,362,557

Written options activity for the fiscal year to date ended March 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,602	$2,301,317
Options written	11,236	7,778,579
Options terminated in closing purchase transactions	(2,134)	(1,636,973)
Options expired	(9,246)	(6,051,200)

Outstanding, end of period	3,458	$2,391,723

At March 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

At March 31, 2014, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $102,057 and $1,179,730, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$150,294,383	$—	$150,294,383
Call Options Purchased	6,798	10,787	—	17,585
Put Options Purchased	37,095	47,377	—	84,472
Short-Term Investments	—	16,472,859	—	16,472,859
Total Investments	$43,893	$166,825,406	$—	$166,869,299

Liability Description
Call Options Written	$(215,010)	$(591,259)	$—	$(806,269)
Put Options Written	(139,987)	(233,474)	—	(373,461)
Total	$(354,997)	$(824,733)	$—	$(1,179,730)

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2014